Income taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets:
Net loss carry forwards	$ 225,659	$ 208,399
Intangible assets	3,854	4,015
Property, plant and equipment	20,292	18,392
Warranty liability	2,017	3,631
Foreign tax credits	620	620
Inventory	3,271	1,933
Research and development	5,074	5,001
Tax realignment due to Italian tax law changes	9,353	7,713
Financing and share issuance cost	767	1,106
Other	9,224	8,859
Total gross deferred income tax assets	280,131	259,669
Valuation allowance	(268,577)	(249,239)
Total deferred income tax assets	11,554	10,430
Deferred income tax liabilities:
Intangible assets	(430)	(430)
Property, plant and equipment	(306)	(15)
Other	(2,741)	(2,837)
Total deferred income tax liabilities	(3,477)	(3,282)
Total net deferred income tax assets	$ 8,077	$ 7,148